Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss before income tax expense
Loss from PRC operations	¥ (42,299)	¥ (22,718)
Loss from non-PRC operations	(1,999)	(3,045)
Loss before income tax	(44,298)	(25,763)
Current income tax expense
Total current income tax expense	21	67
Deferred income tax benefit
Non-PRC	262	262
Total deferred income tax benefit	(262)	(262)
Total income tax benefit	(241)	(195)
China [Member]
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Non-PRC	(262)	(262)
Total deferred income tax benefit	262	262
Other [Member]
Current income tax expense
Total current income tax expense	21	67
Deferred income tax benefit
Non-PRC
Total deferred income tax benefit